Filed pursuant to Rule 497(j)

Sterling Capital Funds

434 Fayetteville St., Suite 500

Raleigh, North Carolina 27601

February 18, 2026

VIA EDGAR

Filing Desk

Securities and Exchange Commission 100 F Street, N.E.

Washington, D.C. 20549

Re: Sterling Capital Funds (the "Trust"): File Nos. 33-49098 and 811-06719 Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"). The Trust hereby certifies that the following form of prospectus and form of statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 169 to its Registration Statement on Form N-lA under the 1933 Act and Post-Effective Amendment No. 170 to its Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, as filed by electronic transmission on EDGAR with the SEC on February 12, 2026 and effective February 13, 2026:

(i)	Prospectus, dated February 13, 2026, relating to the Shares of the Sterling Capital Ultra Short Bond ETF and Sterling Capital Short Duration Bond ETF;

(ii)	Statement of Additional Information, dated February 13, 2026, relating to the Shares of the Sterling Capital Ultra Short Bond ETF and Sterling Capital Short Duration Bond ETF.

STERLING CAPITAL FUNDS
Registrant

/s/ James T. Gillespie
*James T. Gillespie President

*By:	/s/ Thomas R. Hiller

Thomas R. Hiller, solely in his capacity as Attorney-in-fact, pursuant to power of attorney filed previously